Relevant event during the period and as of the issuance date of the financial statements - Additional Information (Detail) - USD ($)	1 Months Ended	2 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Incremental costs and covid nineteen expenses				$ 48,000,000
Impairment loss				306,000,000	$ 64,000,000	$ 23,000,000
Revolving line of credit [member]
Statement [line items]
Available borrowing facility	$ 1,121			1,121
COVID-19 [member]
Statement [line items]
Incremental costs and covid nineteen expenses				$ 48,000,000
Percentage increase decrease in revenue				1.20%
Percentage increase decrease in cost of sales				0.40%
Percentage increase decrease in operating costs and expenses				4.60%
Increase decrease in profit (loss) before income tax, depreciation and amortisation				0.30%
Impairment loss				$ 1,520
Proceeds from notes			$ 3,478
Repayments of notes	$ 2,785
Salary forgo period		90 days
COVID-19 [member] | BOD chairman CEO and executive committee [member]
Statement [line items]
Monthly salary forgo percent		25.00%
COVID-19 [member] | Board of directors [member]
Statement [line items]
Monthly salary forgo percent		25.00%
COVID-19 [member] | Senior executives [member]
Statement [line items]
Monthly salary forgo percent		15.00%
COVID-19 [member] | Other employees [member]
Statement [line items]
Monthly salary deferrment percent		10.00%